Merger - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 15, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Vested (in shares)	496,717
Consideration received | $	$ 9,890
Shares subject to vesting (in shares)		2,807,500
Proceeds from reverse recapitalization and PIPE financing | $	133,889	$ 133,889	$ 0
Gross proceeds from merger | $		145,499
Reverse recapitalization transaction, net of fees | $		101,261
Common stock warrants received as part of the Merger | $		22,806	0
Assumed current assets and liabilities | $		66
Deferred transaction costs | $		11,610	$ 0
General and administrative
Business Acquisition [Line Items]
Deferred transaction costs | $		5,370
Additional Paid-in Capital
Business Acquisition [Line Items]
Reverse recapitalization transaction, net of fees | $	$ 101,259	$ 101,259
Sandbridge
Business Acquisition [Line Items]
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share) | $ / shares	$ 10.00
Redemption of stock, cash paid | $	$ 197,588
Number of shares subject to forfeiture (in shares)		2,807,500
Shares subject to vesting (in shares)		2,807,500
Gross proceeds from initial public offering | $		$ 213,407
Transaction cost | $	$ 16,980
Sandbridge | PIPE Investors
Business Acquisition [Line Items]
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share) | $ / shares	$ 10.00
Sale of stock, shares issued in transaction (in shares)	12,968,000
Proceeds from reverse recapitalization and PIPE financing | $	$ 129,680
Class B Non-redeemable Common Stock | Sandbridge
Business Acquisition [Line Items]
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization (in shares)	5,750,000
Number of shares subject to forfeiture (in shares)	2,807,500
Shares subject to vesting (in shares)	2,807,500
Common Class A | Sandbridge
Business Acquisition [Line Items]
Stock redeemed or called during period (in shares)	19,758,773
Conversion of stock, shares converted (in shares)	3,241,227
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization (in shares)	3,241,227
Old Owlet
Business Acquisition [Line Items]
Preferred stock, conversion basis	All 30,104,000 outstanding shares of Old Owlet redeemable convertible preferred stock were converted into an equivalent number of shares of Old Owlet common stock on a one-to-one basis.
Preferred stock, convertible, conversion price (in dollars per share) | $ / shares	$ 3.1546
Warrants exercised	429,314
Convertible preferred stock, conversion ratio	2.053
Common stock exchanged (in shares)	90,824,573
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share) | $ / shares	$ 20.53
Old Owlet | Related Party Convertible Promissory
Business Acquisition [Line Items]
Principal and accrued interest | $	$ 7,122
Amount of convertible notes redeemed for cash | $	$ 2
Old Owlet | Class B Non-redeemable Common Stock
Business Acquisition [Line Items]
Preferred stock outstanding (in shares)	30,104,000
Old Owlet | Common Class A
Business Acquisition [Line Items]
Preferred stock outstanding (in shares)	30,104,000
Old Owlet | Preferred Stock Series A
Business Acquisition [Line Items]
Warrants exercised	433,356